Company's Operations - Share capital increase (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Apr. 25, 2024	Dec. 31, 2023
Company's Operations [Line Items]
Share capital	R$ 19,235,546		R$ 9,235,546
Quantity
Company's Operations [Line Items]
Quantity			1,324,117,615
Share Capital
Company's Operations [Line Items]
Share capital	R$ 19,269,281,000	R$ 19,269,281
Share Capital | Quantity
Company's Operations [Line Items]
Quantity	1,304,117,615	1,304,117,615